UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK — 87.1%

Consumer Discretionary — 16.4%

ADVERTISING AGENCIES — 0.2%
ValueClick, Inc. *	45,590	$1,347,184

AUTO PARTS — 1.4%
Gentex Corp.	177,725	3,556,277
LKQ Corp. *	248,750	5,412,800

		8,969,077

COSMETICS — 1.1%
Elizabeth Arden, Inc. *	183,620	7,390,705

ENTERTAINMENT — 2.3%
Imax Corp. (Canada) * (a)	346,010	9,248,847
Live Nation Entertainment, Inc. *	481,010	5,950,094

		15,198,941

LEISURE TIME — 1.6%
Life Time Fitness, Inc. *	241,610	10,336,076

RESTAURANTS — 0.8%
BJ’s Restaurants, Inc. *	156,380	5,204,326

SPECIALTY RETAIL — 7.0%
Conn’s, Inc. * (a)	79,235	2,844,537
DSW, Inc. (A Shares)	215,055	13,720,509
Monro Muffler Brake, Inc. (a)	119,675	4,752,294
Stage Stores, Inc.	235,780	6,101,986
Tile Shop Holdings, Inc. * (a)	80,895	1,699,604
Tractor Supply Co.	59,680	6,214,478
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	5,790,668
Zumiez, Inc. * (a)	175,795	4,025,706

		45,149,782

TEXTILES APPAREL & SHOES — 2.0%
Oxford Industries, Inc.	238,245	12,650,810

TOTAL CONSUMER DISCRETIONARY		106,246,901

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments - continued March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
Consumer Staples — 1.6%

FOODS — 1.6%
United Natural Foods, Inc. *	213,305	$10,494,606

TOTAL CONSUMER STAPLES		10,494,606

Energy — 6.8%

OFFSHORE DRILLING & OTHER SERVICES — 0.9%
Atwood Oceanics, Inc. *	107,925	5,670,380

OIL WELL SERVICES & EQUIPMENT — 1.0%
Core Laboratories N.V.	45,925	6,333,976

OIL: CRUDE PRODUCERS — 4.9%
Approach Resources, Inc. * (a)	124,710	3,069,113
Magnum Hunter Resources Corp. * (a)	1,862,805	7,469,848
Painted Pony Petroleum, Ltd. (Canada) *	282,320	2,782,461
PDC Energy, Inc. *	149,485	7,409,971
Rex Energy Corp. * (a)	657,855	10,841,450

		31,572,843

TOTAL ENERGY		43,577,199

Financial Services — 3.9%

ASSET MANAGEMENT & CUSTODIAN — 1.0%
Financial Engines, Inc. (a)	173,720	6,292,138

FINANCIAL DATA & SYSTEMS — 2.9%
Alliance Data Systems Corp. * (a)	63,285	10,245,209
WageWorks, Inc. *	352,040	8,811,561

		19,056,770

TOTAL FINANCIAL SERVICES		25,348,908

Healthcare — 8.6%

HEALTHCARE SERVICES — 0.8%
Vocera Communications, Inc. * (a)	219,070	5,038,610

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 4.1%
Cooper Companies, Inc. (The)	127,560	13,761,173
ResMed, Inc. (a)	124,550	5,774,138
West Pharmaceutical Services, Inc.	104,825	6,807,336

		26,342,647

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments - continued March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
Healthcare — (Continued)

MEDICAL EQUIPMENT — 2.4%
Cyberonics, Inc.	98,095	$4,591,827
Luminex Corp. *	292,285	4,828,548
Spectranetics Corp. *	319,925	5,928,210

		15,348,585

PHARMACEUTICALS — 1.3%
Akorn, Inc. *	633,400	8,759,922

TOTAL HEALTHCARE		55,489,764

Materials & Processing — 11.0%

BUILDING MATERIALS — 2.3%
NCI Building Systems, Inc. *	282,525	4,907,459
Trex Co., Inc. * (a)	202,455	9,956,737

		14,864,196

CHEMICALS: DIVERSIFIED — 4.5%
Albemarle Corp.	129,095	8,071,019
Chemtura Corp. *	240,460	5,196,341
PolyOne Corp.	644,139	15,723,433

		28,990,793

CHEMICALS: SPECIALTY — 0.9%
Polypore International, Inc. * (a)	151,145	6,073,006

DIVERSIFIED MATERIALS & PROCESSING — 2.0%
Belden, Inc.	243,330	12,567,995

STEEL — 1.3%
Carpenter Technology Corp.	168,945	8,327,299

TOTAL MATERIALS & PROCESSING		70,823,289

Producer Durables — 16.0%

AIR TRANSPORT — 0.7%
Atlas Air Worldwide Holdings, Inc. *	109,065	4,445,489

BACK OFFICE SUPPORT, HR, AND CONSULTING — 1.5%
Corporate Executive Board Co.	88,815	5,165,480
WNS Holdings, Ltd., ADR *	292,529	4,311,877

		9,477,357

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments - continued March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
Producer Durables — (Continued)

COMMERCIAL SERVICES: RENTAL & LEASING — 1.6%
Mobile Mini, Inc. *	363,155	$10,687,652

ENGINEERING & CONTRACTING SERVICES — 1.8%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	11,791,859

ENVIRONMENTAL, MAINTENANCE, AND SECURITY SERVICES — 0.3%
GSE Holding, Inc. *	202,380	1,671,659

FORMS AND BULK PRINTING SERVICES — —%
InnerWorkings, Inc. *	17,059	258,273

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.6%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	10,228,407

MACHINERY: INDUSTRIAL — 3.6%
Kennametal, Inc.	138,325	5,400,208
Middleby Corp. * (a)	69,120	10,516,608
Tennant Co.	149,400	7,254,864

		23,171,680

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.0%
A.O. Smith Corp.	127,945	9,412,914
EnerSys, Inc. *	216,150	9,852,117

		19,265,031

SCIENTIFIC INSTRUMENTS: POLLUTION CONTROL — 0.1%
Team, Inc.	23,594	969,006

SHIPPING — 0.7%
UTi Worldwide, Inc.	298,840	4,327,203

TRUCKERS — 1.1%
Celadon Group, Inc.	201,655	4,206,523
Knight Transportation, Inc.	188,970	3,042,417

		7,248,940

TOTAL PRODUCER DURABLES		103,542,556

Technology — 22.8%
COMMUNICATIONS TECHNOLOGY — 1.4%
Finisar Corp. * (a)	361,720	4,771,087

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments - continued March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
Technology — (Continued)
NICE-Systems, Ltd., Sponsored ADR *	128,710	$4,740,389

		9,511,476

COMPUTER SERVICES SOFTWARE & SYSTEMS — 14.2%
Acxiom Corp. *	504,626	10,294,370
Bankrate, Inc. * (a)	349,315	4,170,821
Bottomline Technologies, Inc. *	334,515	9,537,023
DealerTrack Holdings, Inc. *	364,085	10,696,817
InterXion Holding NV *	238,755	5,782,646
LivePerson, Inc. *	210,725	2,861,646
MICROS Systems, Inc. *	107,210	4,879,127
NIC, Inc.	501,517	9,609,066
Pegasystems, Inc. (a)	197,575	5,547,906
Rovi Corp. *	229,527	4,914,173
Sapient Corp. *	603,045	7,351,119
SciQuest, Inc. *	120,470	2,896,099
Syntel, Inc.	66,477	4,488,527
Ultimate Software Group, Inc. *	83,345	8,681,215

		91,710,555

ELECTRONIC COMPONENTS — 2.2%
3D Systems Corp. * (a)	149,798	4,829,471
Rogers Corp. *	197,990	9,428,284

		14,257,755

PRODUCTION TECHNOLOGY EQUIPMENT — 1.5%
ATMI, Inc. *	217,795	4,885,142
Teradyne, Inc. *	289,860	4,701,529

		9,586,671

SEMICONDUCTORS & COMPONENTS — 3.5%
Diodes, Inc. *	294,295	6,174,309
Integrated Device Technology, Inc. *	1,115,025	8,329,237
MaxLinear, Inc. (A Shares) *	384,155	2,381,761
Power Integrations, Inc.	128,460	5,576,449

		22,461,756

TOTAL TECHNOLOGY		147,528,213

TOTAL COMMON STOCK (COST $399,084,708)		563,051,436

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND
Schedule of Investments - continued March 31, 2013 (Unaudited)

	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS — 12.0%

DIVERSIFIED FINANCIAL SERVICES — 12.0%
iShares Russell 2000 Index Fund (a)	801,915	$75,588,508
iShares Russell 2000 Growth Index Fund	21,770	2,345,718

TOTAL EXCHANGE-TRADED FUNDS (COST $75,175,645)		77,934,226

SECURITIES LENDING COLLATERAL — 10.7%
BlackRock Liquidity Funds TempFund Portfolio	69,320,259	69,320,259

TOTAL SECURITIES LENDING COLLATERAL (COST $69,320,259)		69,320,259

MONEY MARKET SECURITY — 0.8%

Money Market Fund — 0.8%
BlackRock Liquidity Funds TempFund Portfolio	5,007,704	5,007,704

TOTAL MONEY MARKET SECURITY (COST $5,007,704)		5,007,704

TOTAL INVESTMENTS (COST $548,588,316)** — 110.6%		715,313,625

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6)%		(68,816,525)

NET ASSETS — 100.0%		$646,497,100

*	Non-income producing security
ADR	American Depository Receipt
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$548,588,316

Gross unrealized appreciation	$173,885,897
Gross unrealized depreciation	(7,160,588)

Net unrealized appreciation	$166,725,309

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND	Notes to Quarterly Schedule of Investments (Unaudited)

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements.The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$563,051,436	$563,051,436	$ —	$ —
Exchange-Traded Funds	77,934,226	77,934,226	—	—
Money Market Security	5,007,704	5,007,704	—	—
Securities Lending Collateral	69,320,259	69,320,259	—	—

Total	$715,313,625	$715,313,625	$ —	$ —

*Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST

“GROWTH-WITH-VALUE” SMALL CAP FUND	Notes to Quarterly Schedule of Investments (Unaudited) - concluded

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments ma fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended March, 31, 2013, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2013, the market value of the securities on loan and collateral are $67,733,872 and $69,320,259, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)
Date May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper Jr., Chief Executive Officer
(principal executive officer)
Date May 14, 2013

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer
(principal financial officer)
Date May 14, 2013

*  Print the name and title of each signing officer under his or her signature.